TRADE AND OTHER PAYABLES (Tables)	9 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Schedule of detailed information about trade and other payables

	As at	As at
	December 31, 2021	March 31, 2021
Commodity suppliers' accruals and payables (a)	$787,410	$712,144
Green provisions and repurchase obligations	72,597	77,882
Sales tax payable	11,043	27,684
Non-commodity trade accruals and accounts payable (b)	91,422	80,573
Current portion of payable to former joint venture partner (c)	25,758	11,467
Accrued gas payable	–	544
Other payables	5,391	11,301
	$993,621	$921,595
(a)	Includes $529.9 million (March 31, 2021 – $514.7 million) that is subject to compromise depending on the outcome of the CCAA Proceedings.
(b)	Includes $30.0 million (March 31, 2021 – $12.9 million) that is subject to compromise depending on the outcome of the CCAA Proceedings.
(c)	The amount due to the former joint venture partner is subject to compromise depending on the outcome of the CCAA Proceedings.